Fees Summary	Dec. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,615,000
Previously Paid Amount	0.00
Total Fee Amount	361.13
Total Offset Amount	0.00
Net Fee	361.13
Narrative - Max Aggregate Offering Price	$ 2,615,000
Final Prospectus	true